Property, plant and equipment - Summary of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 590,795	$ 480,657
Property, plant and equipment at end of period	460,876	590,795
Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	851,766	564,145
Additions	25,074	286,999
Disposals	(37,114)
Effect of movements in exchange rates	102,985	622
Property, plant and equipment at end of period	942,711	851,766
Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(260,971)	(83,488)
Depreciation for the year	190,757	167,507
Depreciation on disposals	(16,870)
Impairment for the year		15,012
Effect of movements in exchange rates	46,977	(5,036)
Property, plant and equipment at end of period	(481,835)	(260,971)
Leasehold and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	63,986	60,175
Property, plant and equipment at end of period	47,283	63,986
Leasehold and leasehold improvements | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	104,479	63,425
Additions		37,935
Effect of movements in exchange rates	10,442	3,119
Property, plant and equipment at end of period	114,921	104,479
Leasehold and leasehold improvements | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(40,493)	(3,250)
Depreciation for the year	21,823	26,667
Impairment for the year		11,276
Effect of movements in exchange rates	5,322	(700)
Property, plant and equipment at end of period	(67,638)	(40,493)
Furniture, Fixtures and Office Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	109,908	60,427
Property, plant and equipment at end of period	97,833	109,908
Furniture, Fixtures and Office Equipment | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	141,648	66,642
Additions	6,355	75,797
Disposals	(3,336)
Effect of movements in exchange rates	16,484	(791)
Property, plant and equipment at end of period	161,151	141,648
Furniture, Fixtures and Office Equipment | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(31,740)	(6,215)
Depreciation for the year	26,851	22,545
Depreciation on disposals	(995)
Impairment for the year		3,736
Effect of movements in exchange rates	5,722	(756)
Property, plant and equipment at end of period	(63,318)	(31,740)
Plant Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	264,675	310,484
Property, plant and equipment at end of period	224,819	264,675
Plant Equipment | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	416,726	379,808
Additions	18,719	31,756
Effect of movements in exchange rates	54,456	5,162
Property, plant and equipment at end of period	489,901	416,726
Plant Equipment | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(152,051)	(69,324)
Depreciation for the year	86,765	84,898
Effect of movements in exchange rates	26,266	(2,171)
Property, plant and equipment at end of period	(265,082)	(152,051)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	152,226	49,571
Property, plant and equipment at end of period	90,941	152,226
Vehicles | Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	188,913	54,270
Additions		141,511
Disposals	(33,778)
Effect of movements in exchange rates	21,603	(6,868)
Property, plant and equipment at end of period	176,738	188,913
Vehicles | Accumulated Depreciation and Impairment Losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(36,687)	(4,699)
Depreciation for the year	55,318	33,397
Depreciation on disposals	(15,875)
Effect of movements in exchange rates	9,667	(1,409)
Property, plant and equipment at end of period	$ (85,797)	$ (36,687)